NATURE OF BUSINESS, ORGANIZATION AND GOING CONCERN (Details Textual) (USD $)	1 Months Ended	2 Months Ended	12 Months Ended										101 Months Ended	122 Months Ended
	Feb. 28, 2013	Dec. 31, 2002	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Apr. 08, 2011	Dec. 31, 2012	Feb. 20, 2013	Jan. 31, 2013
Stockholders' Equity, Reverse Stock Split				1 for 153
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares)				17,001,596
Business Acquisition Exchange Ratio				0.8435
Business Acquisition Shares Issued Percentage				85.00%
Net Income (Loss) Attributable To Parent		$ 0	$ (8,796,974)	$ (7,435,422)	$ (4,560,263)	$ (6,219,873)	$ (6,090,715)	$ (5,090,325)	$ (963,440)	$ (481,837)	$ (342,761)	$ (295,790)		$ (40,277,400)
Private Placement Units Sold				6,846,537
Issuance of common stock (in shares)													17,001,596
Proceeds from Issuance of Private Placement				5,135,000
Common stock, shares authorized			150,000,000	150,000,000										150,000,000
Common stock, par value (in dollars per share)			$ 0.00001	$ 0.00001										$ 0.00001
Deficit accumulated during the development stage			40,277,400	31,480,426										40,277,400
Common stock, shares issued			46,397,997	36,907,824										46,397,997
Warrants Issued To Purchase Common Stock															770,000	2,000,000
Available Funds Allocated	3,000,000
Estimated Cost Of Construction Towards Manufacturing Facility			3,000,000
Long Term Restricted Asset			2,000,000											2,000,000
Private Placement [Member]
Issuance of common stock (in shares)				6,846,537
February Offering [Member]
Gross Proceeds From Issuance Of Common Stock Warrants	$ 5,500,000
February Offering One [Member]
Common stock, shares issued															11,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)															0.50
Warrants Issued To Purchase Common Stock															11,000,000
Warrants Term	5 years
February Offering Two [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)															0.50
Warrants Issued To Purchase Common Stock															5,500,000
Warrants Term	1 year